Equity securities, at cost (Details Narrative)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Apr. 08, 2021 USD ($)	Apr. 08, 2021 EUR (€)
"FOSSA"
Investment to acquire share capital	$ 455,422	€ 440,000	$ 475,673	€ 440,000